UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: February 28, 2019

Date of reporting period: August 31, 2018

Item 1.	Reports to Stockholders.

August	31, 2018

SEMI-ANNUAL REPORT

SEI Catholic Values Trust

➤ Catholic Values Equity Fund

➤ Catholic Values Fixed Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Catholic Values Equity Fund

Sector Weightings†:

† Percentages based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 71.1%
Consumer Discretionary — 13.2%
Advance Auto Parts Inc	4,203	$689
Amazon.com Inc *	2,657	5,348
American Eagle Outfitters	2,205	57
At Home Group Inc *	2,206	76
Best Buy Co Inc	1,325	105
Big Lots Inc	16,206	698
BJ’s Restaurants	834	63
Bloomin’ Brands Inc	6,668	129
Booking Holdings Inc *	668	1,304
Boot Barn Holdings Inc *	2,744	82
Carnival Corp	23,484	1,444
Carvana Co, Cl A *	917	59
Cheesecake Factory Inc/The	11,989	637
Chegg Inc *	1,978	64
Cinemark Holdings Inc	8,658	323
Comcast Corp, Cl A	35,204	1,302
Cooper Tire & Rubber	4,686	135
Deckers Outdoor *	434	53
Delphi Automotive PLC *	1,794	158
Dollar General Corp	27,099	2,919
Domino’s Pizza Inc	1,209	361
DR Horton Inc	17,492	779
Fiesta Restaurant Group *	1,743	50
Gap Inc/The	2,620	80
General Motors Co	40,263	1,451
Gentherm Inc *	9,616	473
Goodyear Tire & Rubber Co/The	22,138	502
Hasbro Inc	931	92
Hilton Worldwide Holdings Inc	3,041	236
Home Depot Inc/The	6,750	1,355
John Wiley & Sons Inc, Cl A	1,163	75
Kohl’s Corp	1,544	122
Lowe’s Cos Inc	23,085	2,510

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Macy’s Inc	1,472	$54
Malibu Boats Inc, Cl A *	1,146	55
Marriott International Inc/MD, Cl A	679	86
McDonald’s Corp	1,103	179
Mohawk Industries *	1,007	193
Netflix Inc *	3,822	1,405
NIKE Inc, Cl B	10,543	867
Nordstrom Inc	1,516	95
Norwegian Cruise Line Holdings Ltd *	11,298	606
Omnicom Group Inc	24,507	1,699
PVH Corp	565	81
RH *	357	57
Ross Stores Inc	16,350	1,566
Royal Caribbean Cruises Ltd	1,913	234
Skechers U.S.A. Inc, Cl A *	13,452	397
Starbucks Corp	8,801	470
Stitch Fix, Cl A *	2,355	96
Tesla Inc *	1,418	428
TJX Cos Inc/The	3,493	384
Tupperware Brands Corp	10,821	352
Turtle Beach Corp *	2,129	49
Ulta Beauty Inc *	2,814	732
Urban Outfitters *	1,157	54
VF Corp	1,652	152
Viacom, Cl B	1,657	49
Walt Disney Co/The	8,398	941
Wingstop Inc	967	65
World Wrestling Entertainment, Cl A	687	60
Wyndham Hotels & Resorts	1,185	67
Wyndham Worldwide Corp	1,185	52
Yum China Holdings Inc	7,728	299

		35,555

Consumer Staples — 5.2%
Altria Group Inc	30,496	1,785
Andersons	3,336	136
Bunge	3,241	211
Campbell Soup Co	3,192	126
Clorox Co/The	2,666	387
Coca-Cola	18,615	830
Colgate-Palmolive Co	7,862	522
Conagra Brands Inc	27,827	1,023
Constellation Brands Inc, Cl A	3,634	757
Costco Wholesale	1,023	238
Energizer Holdings	2,719	173
Freshpet *	2,854	106
Hain Celestial Group Inc/The *	11,707	334
Hershey Co/The	1,957	197
JM Smucker Co/The	20,958	2,167
Kellogg Co	3,231	232
Keurig Dr Pepper	2,773	63
Kimberly-Clark Corp	3,984	460
McCormick & Co Inc/MD	941	117

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Molson Coors Brewing Co, Cl B	9,792	$654
Mondelez International Inc, Cl A	3,900	167
PepsiCo Inc	8,186	917
Philip Morris International Inc	26,693	2,079
Simply Good Foods *	2,945	53
Sysco Corp	2,856	214
Walgreens Boots Alliance	2,006	138

		14,086

Energy — 5.7%
Anadarko Petroleum Corp	9,143	589
Apergy Corp *	1,881	85
Baker Hughes a GE	1,514	50
Chevron Corp	14,983	1,775
ConocoPhillips	18,453	1,355
Core Laboratories NV	11,533	1,321
Devon Energy Corp	29,085	1,249
Equinor ASA ADR	54,500	1,404
Exxon Mobil Corp	7,972	639
Gulfport Energy Corp *	42,162	496
Helmerich & Payne Inc	11,750	770
Hess Corp	1,534	103
HollyFrontier Corp	763	57
Kinder Morgan Inc/DE	37,852	670
Newfield Exploration Co *	3,715	101
Noble Energy Inc	2,467	73
Occidental Petroleum Corp	26,416	2,110
Oceaneering International Inc *	14,003	396
PBF Energy Inc, Cl A	7,483	389
Pioneer Natural Resources	1,714	299
Range Resources Corp	8,276	136
Schlumberger Ltd	18,544	1,171
Whiting Petroleum Corp *	2,658	135

		15,373

Financials — 11.8%
Aflac Inc	53,624	2,480
American Equity Investment Life Holding Co	22,733	843
American Express Co	1,031	109
American International Group Inc	1,158	62
Annaly Capital Management	4,860	52
Bancorp Inc/The *	16,247	163
Bank of America Corp	76,933	2,380
Bank of New York Mellon Corp/The	6,349	331
BankUnited Inc	11,232	436
Blackstone Group LP/The (A)	34,356	1,268
Chubb	394	53
Citigroup Inc	44,877	3,197
CME Group, Cl A	498	87
CNA Financial Corp	6,005	270
CNO Financial Group Inc	18,948	409
Cowen Inc, Cl A *	15,408	234
Curo Group Holdings *	4,363	135

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
E*TRADE Financial Corp *	7,691	$453
Everest Re Group Ltd	3,800	847
First Commonwealth Financial	17,417	292
First Republic Bank/CA	1,934	196
FNB Corp/PA	24,890	335
Goldman Sachs Group Inc/The	2,228	530
Great Western Bancorp Inc	14,257	621
Health Insurance Innovations, Cl A *	903	48
Invesco Ltd	14,194	342
JPMorgan Chase & Co	21,897	2,509
KKR, Cl A	76,506	1,995
Legg Mason Inc	1,747	54
Marsh & McLennan Cos Inc	24,009	2,032
MetLife Inc	4,026	185
Moody’s Corp	599	107
Morningstar Inc	695	99
National General Holdings Corp	22,522	615
Northern Trust Corp	2,684	288
OneMain Holdings Inc, Cl A *	13,328	489
PNC Financial Services Group Inc/The	1,879	270
Prudential Financial Inc	6,625	651
Regions Financial Corp	12,350	240
S&P Global Inc	6,379	1,321
Santander Consumer USA Holdings Inc	35,904	775
SLM Corp *	33,402	391
State Street Corp	25,057	2,178
SVB Financial Group *	512	165
Synchrony Financial	9,784	310
T Rowe Price Group Inc	1,349	156
Umpqua Holdings	19,773	423
US Bancorp	2,210	120
Voya Financial Inc	1,088	54
Wells Fargo & Co	5,553	325

		31,925

Health Care — 11.2%
Abbott Laboratories	45,218	3,022
Aetna Inc	3,016	604
Agios Pharmaceuticals Inc *	1,120	90
Alexion Pharmaceuticals Inc *	2,721	333
Align Technology Inc *	268	104
Alkermes PLC *	1,569	70
Alnylam Pharmaceuticals Inc *	833	102
Amedisys *	1,241	155
Anthem Inc	1,653	438
Arbutus Biopharma *	13,088	119
AtriCure *	3,639	126
AxoGen Inc *	2,482	109
Baxter International Inc	9,151	681
BioMarin Pharmaceutical Inc *	3,992	399
BioTelemetry Inc *	1,226	76
Bluebird Bio *	326	55
Boston Scientific Corp *	37,733	1,342

2	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bruker Corp	18,201	$648
Cardinal Health Inc	1,388	72
Centene *	406	59
Cigna Corp	2,805	528
CONMED Corp	1,665	134
CVS Health Corp	45,031	3,388
DaVita Inc *	1,288	89
Deciphera Pharmaceuticals *	3,398	126
DENTSPLY SIRONA Inc	1,719	69
Edwards Lifesciences Corp *	2,441	352
Ensign Group Inc/The	3,429	134
Exact Sciences *	856	64
Exelixis Inc *	2,597	49
Express Scripts Holding Co *	1,931	170
Genomic Health *	4,295	263
Haemonetics Corp *	1,547	173
HealthEquity Inc *	1,620	153
Henry Schein Inc *	2,467	192
Heron Therapeutics Inc *	3,615	139
Hill-Rom Holdings Inc	1,390	135
Horizon Pharma Plc *	31,612	668
Humana Inc	1,039	346
ICU Medical *	171	52
IDEXX Laboratories Inc *	489	124
Immunomedics *	3,964	106
Incyte Corp *	2,587	191
Inogen Inc *	539	143
Inspire Medical Systems *	1,883	104
Insulet *	584	61
Integer Holdings *	774	62
Intuitive Surgical *	361	202
Ionis Pharmaceuticals Inc *	1,893	86
IQVIA Holdings Inc *	8,036	1,021
iRhythm Technologies Inc *	1,620	151
Laboratory Corp of America Holdings *	513	89
Lannett Co Inc *	54,248	290
LHC Group *	1,502	149
Loxo Oncology Inc *	899	152
Madrigal Pharmaceuticals Inc *	459	110
McKesson Corp	998	128
Medpace Holdings *	1,928	115
Mettler-Toledo International Inc *	1,525	891
Mirati Therapeutics *	1,760	100
Molina Healthcare Inc *	616	85
Myriad Genetics *	3,779	188
Natera *	6,243	173
Nektar Therapeutics, Cl A *	1,918	128
Neurocrine Biosciences Inc *	1,611	198
Novocure Ltd *	1,724	78
Penumbra Inc *	579	80
Portola Pharmaceuticals Inc *	7,757	232
PRA Health Sciences *	5,320	562

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quality Systems *	6,640	$152
Quest Diagnostics Inc	3,247	357
Reata Pharmaceuticals, Cl A *	888	77
Regeneron Pharmaceuticals Inc *	1,298	528
ResMed Inc	3,431	382
Sage Therapeutics *	342	56
Sarepta Therapeutics Inc *	1,271	175
Seattle Genetics Inc *	1,982	152
Sientra *	5,764	145
STAAR Surgical Co *	1,949	93
Stryker	3,042	515
Tabula Rasa HealthCare Inc *	1,163	102
Tactile Systems Technology Inc *	1,759	119
Tandem Diabetes Care Inc *	2,579	118
Teladoc Inc *	1,118	87
Teleflex Inc	473	117
TESARO Inc *	567	18
United Therapeutics Corp *	1,461	180
Varian Medical Systems Inc *	2,718	304
Verastem *	14,508	144
Vertex Pharmaceuticals Inc *	6,475	1,194
ViewRay *	4,243	43
Viking Therapeutics *	10,628	139
Waters Corp *	4,931	934
WellCare Health Plans Inc *	480	145
West Pharmaceutical Services Inc	999	117
Zimmer Biomet Holdings Inc	4,403	544
Zoetis Inc, Cl A	15,209	1,378
Zogenix Inc *	2,841	137

		30,279

Industrials — 7.2%
3M Co	8,524	1,798
ACCO Brands Corp	15,434	191
Aegion Corp, Cl A *	6,978	174
AGCO Corp	1,432	85
American Airlines Group Inc	13,627	552
Apogee Enterprises Inc	8,499	418
ASGN Inc *	3,221	298
Atlas Air Worldwide Holdings Inc *	9,475	577
Caterpillar Inc	2,246	312
Clean Harbors Inc *	3,483	239
CoStar Group Inc *	1,375	608
CSX Corp	1,508	112
Cummins Inc	2,003	284
Deere & Co	1,750	252
Delta Air Lines Inc	16,527	966
Dover Corp	1,366	117
Dun & Bradstreet Corp/The	1,213	173
Eaton Corp PLC	6,883	572
Equifax Inc	3,663	491
FedEx Corp	1,376	336
Flowserve Corp	1,306	68

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ICF International	689	$56
Illinois Tool Works Inc	13,107	1,820
Ingersoll-Rand PLC	3,915	397
Insteel Industries Inc	13,091	502
JetBlue Airways Corp *	12,355	236
Johnson Controls International PLC	8,766	331
LB Foster Co, Cl A *	3,821	87
Lydall Inc *	3,331	143
Macquarie Infrastructure Corp	7,210	339
Magna International Inc	16,386	887
ManpowerGroup Inc	1,548	145
Nielsen Holdings PLC	2,443	64
Oshkosh Corp	1,303	92
Owens Corning	2,456	139
Parker-Hannifin Corp	356	62
PGT Innovations *	2,376	58
Rockwell Automation Inc	1,703	308
Rockwell Collins Inc	3,244	441
Southwest Airlines Co	1,122	69
Spirit AeroSystems Holdings Inc, Cl A	2,040	174
Stanley Black & Decker Inc	440	62
TransDigm Group Inc *	1,029	360
Trinity Industries Inc	4,975	178
United Continental Holdings Inc *	9,389	821
United Parcel Service Inc, Cl B	967	119
Univar Inc *	4,706	131
Vicor Corp *	1,291	81
Waste Management Inc	1,893	172
WESCO International Inc *	1,999	122
WW Grainger Inc	5,684	2,013
Xylem Inc/NY	7,036	534

		19,566

Information Technology — 13.5%
Accenture PLC, Cl A	4,534	767
Activision Blizzard Inc	6,461	466
Adobe Systems Inc *	5,719	1,507
Alliance Data Systems Corp	479	114
Alphabet Inc, Cl A *	2,076	2,557
Alphabet Inc, Cl C *	600	731
Alteryx, Cl A *	1,311	76
Analog Devices Inc	1,648	163
Apple Inc	7,779	1,771
Applied Materials Inc	2,930	126
Autodesk Inc *	5,152	795
Automatic Data Processing Inc	14,349	2,106
Broadcom Inc	1,187	260
CA Inc	3,448	151
Carbonite Inc *	2,011	84
Cisco Systems Inc	39,818	1,902
Cognizant Technology Solutions, Cl A	621	49
Comtech Telecommunications Corp	1,645	59
Dell Technologies Inc Class V, Cl V *	1,724	166

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DXC Technology Co	691	$63
eBay Inc *	5,606	194
Electronic Arts Inc *	4,766	540
Etsy Inc *	1,701	83
Everbridge Inc *	1,155	70
Facebook Inc, Cl A *	9,407	1,653
Finisar Corp *	14,386	293
First Data Corp, Cl A *	33,438	860
Five9 Inc *	1,640	79
Glu Mobile Inc *	10,693	82
Hewlett Packard Enterprise Co	9,157	151
HP Inc	9,550	235
Integrated Device Technology Inc *	15,157	644
Intel Corp	10,226	495
Intuit Inc	1,960	430
Keysight Technologies Inc *	1,487	96
Lam Research Corp	307	53
LivePerson *	2,145	58
Mastercard Inc, Cl A	6,632	1,430
Microchip Technology Inc	17,520	1,507
Micron Technology Inc *	24,229	1,272
Microsoft Corp	40,048	4,499
MongoDB Inc, Cl A *	1,172	84
NCR *	6,852	195
NetApp Inc	980	85
NVIDIA Corp	3,244	911
Oracle Corp	11,105	539
PayPal Holdings Inc *	7,436	687
QUALCOMM Inc	2,930	201
Rapid7 Inc *	1,734	66
SailPoint Technologies Holding Inc *	2,946	91
salesforce.com Inc *	5,151	786
Super Micro Computer Inc *	23,585	484
Symantec Corp	5,916	119
Texas Instruments Inc	3,151	354
Trade Desk, Cl A *	647	92
Twilio Inc, Cl A *	930	75
Twitter *	1,144	40
USA Technologies Inc *	4,384	71
Visa Inc, Cl A	18,038	2,650
Workday Inc, Cl A *	795	123
Yext *	2,586	64

		36,354

Materials — 2.3%
Air Products & Chemicals Inc	2,798	465
Alcoa Corp *	1,923	86
Avery Dennison Corp	2,207	232
Ball Corp	8,749	366
Cabot Corp	883	57
Commercial Metals Co	13,088	283
Crown Holdings Inc *	6,623	284
DowDuPont Inc	17,471	1,225

4	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eastman Chemical Co	4,922	$478
Ecolab Inc	466	70
FMC Corp	1,027	88
Freeport-McMoRan	2,897	41
International Flavors & Fragrances Inc	708	92
Newmont Mining Corp	2,829	88
Owens-Illinois Inc *	8,498	150
Praxair Inc	3,645	577
Reliance Steel & Aluminum Co	6,051	532
Sherwin-Williams Co/The	865	394
Sonoco Products Co	6,077	341
Vulcan Materials Co	2,699	299

		6,148

Real Estate — 0.8%
American Campus Communities Inc	2,372	99
AvalonBay Communities Inc	909	167
Corporate Office Properties Trust	6,430	198
Forest City Realty Trust Inc, Cl A *	4,178	105
Host Hotels & Resorts Inc	11,361	245
Prologis Inc	8,375	563
SBA Communications Corp, Cl A *	2,537	394
Welltower Inc	775	52
Weyerhaeuser Co	7,943	276

		2,099

Telecommunication Services — 0.8%
AT&T Inc	48,128	1,537
Iridium Communications *	3,058	62
Verizon Communications Inc	11,360	618

		2,217

Utilities — 0.7%
American Water Works Co Inc	950	83
CMS Energy Corp	7,687	378
DTE Energy Co	4,961	551
Duke Energy	633	51
Eversource Energy	2,451	153
Exelon Corp	3,510	153
NextEra Energy	300	51
PG&E Corp *	1,952	90
Xcel Energy Inc	6,735	324

		1,834

Total Common Stock (Cost $152,578) ($ Thousands)		195,436

FOREIGN COMMON STOCK — 22.8%
Argentina — 0.2%
MercadoLibre Inc *	1,856	635

Australia — 0.4%
BHP Billiton Ltd ADR	22,006	1,057

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
South32 ADR	7,863	$98

		1,155

Austria — 1.1%
Erste Group Bank AG *	23,527	938
Schoeller-Bleckmann Oilfield Equipment AG	8,357	906
voestalpine AG	23,448	1,054

		2,898

Bermuda — 0.0%
XL Group	894	51

Brazil — 0.5%
Banco Bradesco SA ADR *	114,933	798
JBS SA	246,700	561

		1,359

Canada — 1.8%
Canadian Natural Resources Ltd	60,895	2,081
Magna International Inc	17,257	935
Rogers Communications Inc, Cl B	9,788	507
Tencent Holdings Ltd ADR	30,700	1,324

		4,847

China — 0.6%
Anhui Conch Cement Co Ltd, Cl H	176,500	1,075
BYD Co Ltd, Cl H	77,000	458

		1,533

Colombia — 0.4%
Bancolombia SA ADR	23,707	1,028

Czech Republic — 0.2%
Komercni banka as	14,103	590

France — 1.5%
BNP Paribas SA ADR	26,408	774
Capgemini	6,036	778
Publicis Groupe SA	14,716	947
Societe Generale SA	19,099	783
Sodexo SA	9,067	946

		4,228

Germany — 0.8%
BASF SE	8,214	761
Continental AG	5,448	1,002
Vonovia	10,209	525

		2,288

Hong Kong — 0.3%
China Life Insurance Co Ltd, Cl H	362,000	818

India — 1.0%
HDFC Bank Ltd ADR	14,583	1,477
ICICI Bank Ltd ADR	126,050	1,214

		2,691

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Indonesia — 0.2%
Indofood Sukses Makmur Tbk PT	990,200	$429

Ireland — 2.1%
AerCap Holdings NV *	20,708	1,180
ICON PLC *	18,040	2,688
Jazz Pharmaceuticals PLC *	4,948	846
Medtronic PLC	11,890	1,146

		5,860

Israel — 0.3%
Check Point Software Technologies Ltd *	7,506	872

Italy — 0.3%
Prysmian SpA	37,027	957

Japan — 1.3%
Denso Corp	29,900	1,444
Hitachi Ltd	155,000	1,014
Toray Industries Inc	146,500	1,102

		3,560

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Cl O	132,200	901

Netherlands — 2.5%
ASML Holding NV, Cl G	3,665	751
Heineken NV	11,378	1,127
QIAGEN NV *	19,876	775
RELX NV	56,789	1,261
Royal Dutch Shell PLC, Cl A	26,915	876
Royal Dutch Shell PLC ADR, Cl A	33,083	2,158

		6,948

Norway — 0.7%
DNB ASA	93,009	1,900

Puerto Rico — 0.3%
OFG Bancorp	50,666	821

Singapore — 0.5%
DBS Group Holdings Ltd	67,900	1,237

South Korea — 0.7%
Hyundai Mobis Co Ltd	3,461	696
Samsung Electronics Co Ltd	25,729	1,120

		1,816

Spain — 0.7%
Amadeus IT Group SA, Cl A	20,061	1,865

Switzerland — 0.5%
Credit Suisse Group AG ADR	99,750	1,491

Taiwan — 1.2%
ASE Industrial Holding Co Ltd	369,700	906
Hon Hai Precision Industry Co Ltd	391,200	1,025

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co Ltd	169,000	$1,409

		3,340

United Kingdom — 2.4%
Barclays PLC	395,354	903
BP PLC ADR	41,746	1,790
Diageo PLC	37,107	1,300
HSBC Holdings PLC	109,220	950
ITV PLC	225,675	471
Rio Tinto PLC ADR	20,765	997
STERIS PLC	1,076	123

		6,534

Total Foreign Common Stock (Cost $53,890) ($ Thousands)		62,652

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	11,931,205	11,931

Total Cash Equivalent (Cost $11,931) ($ Thousands)		11,931

Total Investments in Securities — 98.2% (Cost $218,399) ($ Thousands)		$270,019

6	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	7	Sep-2018	$591	$609	$18
S&P 500 Index E-MINI	22	Sep-2018	3,059	3,192	133

			$3,650	$3,801	$151

Percentages are based on Net Assets of $275,035 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2018.
†	Investment in Affiliated Security (see Note 2).
(A)	Security is a Master Limited Partnership. At August 31, 2018, such securities amounted to $1,268 ($ Thousands), or 0.5% of the net assets of the Fund (See Note 2).

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

Ltd — Limited Company

PLC — Public Limited Company

S&P— Standard & Poor’s

Ser — Series

As of August 31, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended August 31, 2018, there were no Level 3 securities.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2018 ($ Thousands):

Security Description	Value 2/28/18	Purchases at Cost	Proceeds from Sales	Value 8/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$5,748	$17,707	$(11,524)	$11,931	$65

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Catholic Values Fixed Income Fund

Sector Weightings†

† Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 30.9%
Consumer Discretionary — 2.9%
1011778 BC ULC / New Red Finance
5.000%, 10/15/2025 (A)	$20	$19
Amazon.com
4.950%, 12/05/2044	30	34
4.050%, 08/22/2047	30	30
3.875%, 08/22/2037	68	67
3.150%, 08/22/2027	50	48
American Axle & Manufacturing
6.625%, 10/15/2022	8	8
BMW US Capital
1.850%, 09/15/2021 (A)	10	10
CCO Holdings
5.125%, 05/01/2027 (A)	80	76
5.000%, 02/01/2028 (A)	30	28
Charter Communications Operating
6.484%, 10/23/2045	102	109
6.384%, 10/23/2035	390	418
5.375%, 04/01/2038	20	19
4.200%, 03/15/2028	110	105
3.579%, 07/23/2020	50	50
Comcast
6.400%, 05/15/2038	170	206
4.049%, 11/01/2052	210	187
3.900%, 03/01/2038	40	37
3.375%, 08/15/2025	140	136
Comcast Cable Communications Holdings
9.455%, 11/15/2022	270	332

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cox Communications
3.350%, 09/15/2026 (A)	$231	$217
3.250%, 12/15/2022 (A)	385	375
Daimler Finance North America
2.700%, 08/03/2020 (A)	180	178
2.200%, 10/30/2021 (A)	251	241
Ford Motor
4.750%, 01/15/2043	40	33
General Motors
6.250%, 10/02/2043	50	52
5.150%, 04/01/2038	20	19
General Motors Financial
4.150%, 06/19/2023	545	544
3.450%, 04/10/2022	10	10
2.450%, 11/06/2020	20	19
Hanesbrands
4.875%, 05/15/2026 (A)	20	19
Hilton Domestic Operating
5.125%, 05/01/2026 (A)	10	10
Hilton Worldwide Finance
4.875%, 04/01/2027	50	49
Lennar
5.000%, 06/15/2027	10	10
4.750%, 11/29/2027	20	19
4.500%, 04/30/2024	20	19
McDonald’s MTN
3.500%, 03/01/2027	100	98
Myriad International Holdings BV
4.850%, 07/06/2027 (A)	200	197
Sands China
5.125%, 08/08/2025 (A)	200	202
Time Warner
4.750%, 03/29/2021	80	82
3.600%, 07/15/2025	135	130
Time Warner Cable
7.300%, 07/01/2038	90	105
5.875%, 11/15/2040	30	30
Toll Brothers Finance
4.375%, 04/15/2023	20	20
VOC Escrow
5.000%, 02/15/2028 (A)	30	29

		4,626

Consumer Staples — 2.3%
Altria Group
4.750%, 05/05/2021	50	52
2.850%, 08/09/2022	20	20
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	399	409
3.650%, 02/01/2026	60	59
3.300%, 02/01/2023	130	129
2.650%, 02/01/2021	30	30

8	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anheuser-Busch InBev Worldwide
4.000%, 04/13/2028	$60	$60
3.500%, 01/12/2024	100	100
2.500%, 07/15/2022	60	58
BAT Capital
4.540%, 08/15/2047 (A)	110	102
3.557%, 08/15/2027 (A)	250	234
Constellation Brands
4.750%, 11/15/2024	80	83
Cott Holdings
5.500%, 04/01/2025 (A)	20	20
CVS Health
5.125%, 07/20/2045	60	61
3.875%, 07/20/2025	18	18
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	431	504
6.036%, 12/10/2028	241	258
Danone
2.077%, 11/02/2021 (A)	200	192
Diageo Capital
4.828%, 07/15/2020	110	113
Kraft Heinz Foods
5.375%, 02/10/2020	30	31
4.375%, 06/01/2046	20	18
3.950%, 07/15/2025	320	315
3.000%, 06/01/2026	20	18
Kroger
4.000%, 02/01/2024	407	411
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	20	20
PepsiCo
4.600%, 07/17/2045	40	43
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	49
2.500%, 11/02/2022	50	48
1.875%, 11/01/2019	70	69
Reynolds American
5.850%, 08/15/2045	20	22
3.250%, 06/12/2020	11	11
Spectrum Brands
6.625%, 11/15/2022	20	20
Walgreens Boots Alliance
3.450%, 06/01/2026	40	38
Wm Wrigley Jr
3.375%, 10/21/2020 (A)	30	30

		3,655

Energy — 3.8%
Anadarko Finance
7.500%, 05/01/2031	60	75

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Anadarko Petroleum
6.200%, 03/15/2040	$75	$85
4.850%, 03/15/2021	20	20
4.814%, 10/10/2036 (B)	1,000	431
Apache
4.250%, 01/15/2044	150	134
BP Capital Markets
3.588%, 04/14/2027	10	10
3.535%, 11/04/2024	10	10
3.506%, 03/17/2025	100	100
3.216%, 11/28/2023	200	198
Cheniere Corpus Christi Holdings
5.125%, 06/30/2027	20	20
Chesapeake Energy
8.000%, 12/15/2022 (A)	8	8
5.750%, 03/15/2023	10	10
Chevron
2.954%, 05/16/2026	30	29
Cimarex Energy
3.900%, 05/15/2027	50	48
Concho Resources
4.300%, 08/15/2028	255	255
3.750%, 10/01/2027	10	9
Continental Resources
4.375%, 01/15/2028	10	10
Devon Energy
5.850%, 12/15/2025	30	33
5.600%, 07/15/2041	50	54
5.000%, 06/15/2045	50	50
3.250%, 05/15/2022	20	20
Diamondback Energy
5.375%, 05/31/2025	10	10
Ecopetrol
5.875%, 05/28/2045	100	99
Energy Transfer Partners
4.950%, 06/15/2028	10	10
Enterprise Products Operating
4.050%, 02/15/2022	123	126
EOG Resources
4.150%, 01/15/2026	20	21
ExxonMobil
4.114%, 03/01/2046	70	72
3.043%, 03/01/2026	40	39
Halliburton
5.000%, 11/15/2045	40	43
3.800%, 11/15/2025	50	50
Kerr-McGee
7.875%, 09/15/2031	10	13
6.950%, 07/01/2024	10	11
Kinder Morgan
5.300%, 12/01/2034	20	20
4.300%, 03/01/2028	20	20

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kinder Morgan Energy Partners
4.250%, 09/01/2024	$40	$40
4.150%, 02/01/2024	400	405
3.500%, 03/01/2021	20	20
3.500%, 09/01/2023	30	30
MPLX
4.875%, 06/01/2025	110	114
4.700%, 04/15/2048	60	56
Noble Energy
5.250%, 11/15/2043	10	10
4.950%, 08/15/2047	10	10
4.150%, 12/15/2021	50	51
3.850%, 01/15/2028	30	28
Oasis Petroleum
6.875%, 03/15/2022	19	19
Occidental Petroleum
4.625%, 06/15/2045	20	21
4.400%, 04/15/2046	10	10
4.100%, 02/15/2047	60	59
3.400%, 04/15/2026	20	20
3.125%, 02/15/2022	19	19
3.000%, 02/15/2027	20	19
Petrobras Global Finance BV
7.375%, 01/17/2027	210	208
6.850%, 06/05/2115	50	41
5.750%, 02/01/2029	50	44
5.299%, 01/27/2025 (A)	305	280
Petroleos Mexicanos
6.625%, 06/15/2035	100	97
Petroleos Mexicanos MTN
6.875%, 08/04/2026	20	21
Phillips 66 Partners
3.605%, 02/15/2025	300	290
3.550%, 10/01/2026	232	221
Range Resources
5.875%, 07/01/2022	10	10
4.875%, 05/15/2025	30	29
Schlumberger Holdings
4.000%, 12/21/2025 (A)	30	30
3.000%, 12/21/2020 (A)	468	467
Shell International Finance BV
4.375%, 05/11/2045	50	52
4.000%, 05/10/2046	50	49
2.875%, 05/10/2026	80	77
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	200	205
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	381	373
Targa Resources Partners
5.875%, 04/15/2026 (A)	10	10
5.375%, 02/01/2027	10	10
4.250%, 11/15/2023	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Transocean Pontus
6.125%, 08/01/2025 (A)	$14	$14
Valero Energy
6.125%, 02/01/2020	74	77
Whiting Petroleum
6.625%, 01/15/2026	10	10
Williams
7.875%, 09/01/2021	30	33
7.750%, 06/15/2031	140	172
7.500%, 01/15/2031	10	12
3.700%, 01/15/2023	20	20
Williams Partners
5.250%, 03/15/2020	20	21
WPX Energy
8.250%, 08/01/2023	30	34

		5,991

Financials — 10.9%
AIA Group MTN
3.200%, 03/11/2025 (A)	200	192
Ally Financial
8.000%, 11/01/2031	50	61
Ambac Assurance
5.100%, 06/07/2020 (A)	–	1
Ambac LSNI
7.337%, VAR ICE LIBOR USD 3 Month+5.000%, 02/12/2023 (A)	2	2
American Express
3.400%, 02/27/2023	412	409
2.650%, 12/02/2022	140	135
American Express Credit MTN
2.375%, 05/26/2020	40	40
1.875%, 05/03/2019	209	208
American International Group
4.800%, 07/10/2045	183	182
3.750%, 07/10/2025	40	39
Banco Santander
4.379%, 04/12/2028	200	193
Bank of America
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/2049	10	9
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	42	40
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	419	408
Bank of America MTN
5.000%, 01/21/2044	70	76
4.450%, 03/03/2026	10	10
4.000%, 01/22/2025	300	297
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	160	153

10	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	$70	$69
3.500%, 04/19/2026	661	644
2.600%, 01/15/2019	44	44
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/2029	200	199
BNP Paribas
4.400%, 08/14/2028 (A)	200	198
Brighthouse Financial
4.700%, 06/22/2047	50	42
Capital One Financial
3.200%, 01/30/2023	203	198
Chubb INA Holdings
2.300%, 11/03/2020	10	10
CIT Group
5.250%, 03/07/2025	20	20
4.750%, 02/16/2024	30	30
Citigroup
4.650%, 07/23/2048	231	236
4.450%, 09/29/2027	270	268
4.125%, 07/25/2028	90	87
3.700%, 01/12/2026	170	166
3.400%, 05/01/2026	442	423
3.200%, 10/21/2026	159	150
Commonwealth Bank of Australia MTN
3.900%, 07/12/2047 (A)	50	48
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	250
3.125%, 04/26/2021	250	249
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Year Curr+6.185%, 12/31/2049 (A)	260	286
Credit Agricole MTN
4.000%, VAR USD Swap Semi 30/360 5 Year Curr+1.644%, 01/10/2033 (A)	250	232
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	258
4.550%, 04/17/2026	250	254
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	200	206
Goldman Sachs Group
6.750%, 10/01/2037	100	121
5.750%, 01/24/2022	445	476
5.150%, 05/22/2045	160	165
4.750%, 10/21/2045	30	30
4.250%, 10/21/2025	40	40
3.814%, VAR ICE LIBOR USD 3 Month+1.158%, 04/23/2029	60	57
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	100	96
3.500%, 11/16/2026	175	167

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 02/25/2021	$131	$130
Goldman Sachs Group MTN
5.375%, 03/15/2020	100	103
3.850%, 07/08/2024	190	190
HSBC Holdings
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	400	406
4.250%, 03/14/2024	200	201
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/2028	200	196
Intesa Sanpaolo
3.125%, 07/14/2022 (A)	200	186
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	200	181
JPMorgan Chase
4.250%, 10/01/2027	10	10
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	50	50
4.125%, 12/15/2026	150	150
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/2029	160	153
3.200%, 01/25/2023	607	601
3.125%, 01/23/2025	150	144
KKR Group Finance II
5.500%, 02/01/2043 (A)	208	220
KKR Group Finance III
5.125%, 06/01/2044 (A)	215	217
Liberty Mutual Group
4.250%, 06/15/2023 (A)	64	65
Lloyds Banking Group
4.375%, 03/22/2028	200	197
Macquarie Group MTN
4.150%, VAR ICE LIBOR USD 3 Month+1.330%, 03/27/2024 (A)	374	374
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	10	10
Mitsubishi UFJ Financial Group
2.998%, 02/22/2022	20	20
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/2024	120	120
Morgan Stanley MTN
4.300%, 01/27/2045	237	229
3.875%, 04/29/2024	346	348
Navient MTN
8.000%, 03/25/2020	40	42
Nuveen Finance
2.950%, 11/01/2019 (A)	20	20
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	225	223
Prudential Financial MTN
7.375%, 06/15/2019	385	399

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Quicken Loans
5.750%, 05/01/2025 (A)	$10	$10
Reliance Standard Life Global Funding II MTN
2.500%, 01/15/2020 (A)	10	10
Royal Bank of Canada MTN
3.200%, 04/30/2021	40	40
2.150%, 10/26/2020	30	29
Royal Bank of Scotland Group
5.125%, 05/28/2024	200	201
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	200	200
Santander Holdings USA
4.500%, 07/17/2025	10	10
Santander UK
2.375%, 03/16/2020	20	20
Sumitomo Mitsui Financial Group
2.058%, 07/14/2021	30	29
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	150	162
Toronto-Dominion Bank MTN
3.250%, 06/11/2021	50	50
UBS Group Funding Jersey
4.125%, 04/15/2026 (A)	449	449
UBS Group Funding Switzerland
4.253%, 03/23/2028 (A)	200	200
US Bank
3.150%, 04/26/2021	250	250
Voya Financial
3.125%, 07/15/2024	258	246
WEA Finance
3.750%, 09/17/2024 (A)	200	198
2.700%, 09/17/2019 (A)	430	429
Wells Fargo
4.480%, 01/16/2024	200	206
3.069%, 01/24/2023	337	330
3.000%, 10/23/2026	50	46
Wells Fargo MTN
4.900%, 11/17/2045	50	51
4.750%, 12/07/2046	30	30
4.650%, 11/04/2044	100	98
4.400%, 06/14/2046	10	9
4.300%, 07/22/2027	300	300
3.450%, 02/13/2023	160	158
Westpac Banking
2.600%, 11/23/2020	40	39
2.300%, 05/26/2020	10	10

		17,169

Health Care — 1.0%
Abbott Laboratories
4.900%, 11/30/2046	40	43

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 11/30/2036	$10	$11
3.750%, 11/30/2026	40	40
Aetna
2.800%, 06/15/2023	10	10
Anthem
3.650%, 12/01/2027	70	67
3.350%, 12/01/2024	20	19
2.950%, 12/01/2022	50	49
Cardinal Health
3.079%, 06/15/2024	20	19
2.616%, 06/15/2022	20	19
Centene
6.125%, 02/15/2024	20	21
5.625%, 02/15/2021	10	10
5.375%, 06/01/2026 (A)	30	31
4.750%, 05/15/2022	20	20
CVS Health
4.300%, 03/25/2028	290	288
4.100%, 03/25/2025	40	40
3.700%, 03/09/2023	180	180
3.350%, 03/09/2021	30	30
Express Scripts Holding
3.400%, 03/01/2027	441	408
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)	50	52
Humana
4.950%, 10/01/2044	10	11
3.950%, 03/15/2027	150	148
Medtronic
3.500%, 03/15/2025	70	70
Medtronic Global Holdings SCA
3.350%, 04/01/2027	50	49

		1,635

Industrials — 2.9%
AerCap Ireland Capital DAC
4.625%, 10/30/2020	278	284
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	273	267
Air Lease
3.250%, 03/01/2025	418	395
Allison Transmission
5.000%, 10/01/2024 (A)	10	10
4.750%, 10/01/2027 (A)	20	19
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (A)	146	149
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	746	767

12	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Beacon Escrow
4.875%, 11/01/2025 (A)	$10	$9
Canadian Pacific Railway
6.125%, 09/15/2115	127	152
Cintas No. 2
3.700%, 04/01/2027	30	30
2.900%, 04/01/2022	20	19
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	184	185
DAE Funding
5.000%, 08/01/2024 (A)	10	10
4.500%, 08/01/2022 (A)	10	10
Delta Air Lines Pass-Through Trust, Ser 2012-2, Cl A
4.950%, 05/23/2019	251	253
Eaton
4.150%, 11/02/2042	70	67
International Lease Finance
8.625%, 01/15/2022	20	23
6.250%, 05/15/2019	10	10
5.875%, 08/15/2022	50	53
Norfolk Southern
4.837%, 10/01/2041	200	212
Park Aerospace Holdings
5.250%, 08/15/2022 (A)	30	31
Penske Truck Leasing LP
3.900%, 02/01/2024 (A)	457	454
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	202	196
Union Pacific
4.500%, 09/10/2048	70	71
3.950%, 09/10/2028	90	91
3.750%, 07/15/2025	20	20
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	697	704
United Parcel Service
3.050%, 11/15/2027	10	9
2.500%, 04/01/2023	10	10
United Rentals North America
5.875%, 09/15/2026	30	31
4.875%, 01/15/2028	20	19
Waste Management
3.500%, 05/15/2024	60	60

		4,620

Information Technology — 1.7%
Apple
3.200%, 05/13/2025	80	79
2.000%, 11/13/2020	30	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.550%, 08/04/2021	$150	$144
Broadcom
3.125%, 01/15/2025	30	28
2.650%, 01/15/2023	315	298
Diamond 1 Finance
4.420%, 06/15/2021 (A)	140	143
3.480%, 06/01/2019 (A)	100	100
First Data
5.000%, 01/15/2024 (A)	10	10
Hewlett Packard Enterprise
4.400%, 10/15/2022	69	71
Intel
3.700%, 07/29/2025	60	61
Juniper Networks
4.500%, 03/15/2024	253	258
3.300%, 06/15/2020	101	101
3.125%, 02/26/2019	159	159
Microsoft
4.450%, 11/03/2045	40	44
4.250%, 02/06/2047	278	294
4.100%, 02/06/2037	10	10
3.300%, 02/06/2027	130	129
2.875%, 02/06/2024	60	59
2.700%, 02/12/2025	20	19
2.400%, 02/06/2022	70	69
2.400%, 08/08/2026	160	149
1.550%, 08/08/2021	50	48
salesforce.com
3.700%, 04/11/2028	10	10
3.250%, 04/11/2023	40	40
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	211	209
Visa
4.300%, 12/14/2045	50	53
3.150%, 12/14/2025	70	68

		2,683

Materials — 1.0%
Anglo American Capital
3.625%, 09/11/2024 (A)	200	190
Barrick North America Finance
5.700%, 05/30/2041	60	66
Berry Global
4.500%, 02/15/2026 (A)	10	9
BHP Billiton Finance USA
6.750%, VAR USD Swap Semi 30/360 5 Year Curr+5.093%, 10/19/2075 (A)	200	219
5.000%, 09/30/2043	100	112
2.875%, 02/24/2022	205	203
Freeport-McMoRan
5.450%, 03/15/2043	20	18
4.000%, 11/14/2021	40	40

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Glencore Funding
4.125%, 05/30/2023 (A)	$70	$69
4.000%, 03/27/2027 (A)	150	141
2.875%, 04/16/2020 (A)	10	10
Reynolds Group Issuer
5.125%, 07/15/2023 (A)	20	20
Southern Copper
5.250%, 11/08/2042	380	382
Vale Overseas
6.875%, 11/21/2036	20	23
4.375%, 01/11/2022	7	7
WestRock RKT
4.000%, 03/01/2023	10	10
3.500%, 03/01/2020	20	20

		1,539

Real Estate — 1.4%
Boston Properties
3.850%, 02/01/2023	200	202
2.750%, 10/01/2026	270	247
Digital Realty Trust
3.700%, 08/15/2027	317	305
HCP
4.000%, 06/01/2025	150	149
Realty Income
4.125%, 10/15/2026	207	209
Simon Property Group
2.625%, 06/15/2022	160	156
2.350%, 01/30/2022	299	290
Ventas Realty
4.125%, 01/15/2026	136	135
2.700%, 04/01/2020	215	214
Welltower
4.500%, 01/15/2024	144	148
4.000%, 06/01/2025	231	229

		2,284

Telecommunication Services — 1.3%
AT&T
5.350%, 09/01/2040	1	1
3.400%, 05/15/2025	438	416
Rogers Communications
5.000%, 03/15/2044	217	226
Sprint Spectrum
4.738%, 03/20/2025 (A)	230	230
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	149
Verizon Communications
5.500%, 03/16/2047	6	6
5.250%, 03/16/2037	20	21
4.862%, 08/21/2046	20	20
4.522%, 09/15/2048	447	421

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 08/10/2033	$160	$158
4.329%, 09/21/2028 (A)	50	50
3.500%, 11/01/2024	20	20
3.376%, 02/15/2025	19	19
2.625%, 08/15/2026	10	9
Vodafone Group
5.250%, 05/30/2048	70	71
4.375%, 05/30/2028	160	159

		1,976

Utilities — 1.7%
AES
5.500%, 04/15/2025	19	20
Duke Energy
3.950%, 08/15/2047	10	9
3.750%, 04/15/2024	331	333
Eversource Energy
3.150%, 01/15/2025	111	108
2.500%, 03/15/2021	305	299
Exelon
5.625%, 06/15/2035	60	68
5.100%, 06/15/2045	240	256
FirstEnergy
7.375%, 11/15/2031	220	285
4.850%, 07/15/2047	100	103
3.900%, 07/15/2027	50	49
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	284
Pacific Gas & Electric
6.050%, 03/01/2034	100	112
Sempra Energy
9.800%, 02/15/2019	74	77
1.625%, 10/07/2019	239	235
Southern
3.250%, 07/01/2026	415	391
Virginia Electric & Power
3.150%, 01/15/2026	124	120

		2,749

Total Corporate Obligations (Cost $49,696) ($ Thousands)		48,927

MORTGAGE-BACKED SECURITIES — 27.9%

Mortgage-Backed Securities — 27.9%
BAMLL Commercial Mortgage Securities Trust, Ser 2014-FL1, Cl E
4.057%, VAR LIBOR USD 1 Month+5.500%, 12/15/2031 (A)	260	252
BANK, Ser 2017-BNK8, Cl XA, IO
0.751%, 11/15/2050 (C)	1,655	91

14	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(C)	$140	$134
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
2.334%, VAR ICE LIBOR USD 1 Month+0.270%, 05/25/2035 (A)	172	169
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
2.454%, 05/25/2035 (A)(C)	297	225
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 02/10/2023 (A)	100	98
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	605	607
COMM Mortgage Trust, Ser 2014-CR18, Cl D
4.732%, 07/15/2047 (A)(C)	240	215
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl AS
3.849%, 06/15/2057 (C)	210	210
CSMC Trust, Ser 2017-HL1, Cl A3
3.500%, 06/25/2047 (A)(C)	270	268
FHLMC
5.500%, 04/01/2030	283	303
5.000%, 06/01/2041 to 12/01/2044	838	897
4.500%, 06/01/2038 to 07/01/2047	1,151	1,200
4.000%, 07/01/2037 to 07/01/2048	2,397	2,451
3.500%, 03/01/2043 to 03/01/2045	525	525
3.000%, 09/01/2036 to 01/01/2047	3,130	3,041
FHLMC CMO, Ser 2012-4057, Cl CS, IO
3.987%, VAR LIBOR USD 1 Month+6.050%, 04/15/2039	30	3
FHLMC CMO, Ser 2014-328, Cl S4, IO
1.508%, 02/15/2038 (C)	73	5
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.415%, 04/15/2041 (C)	407	19
FHLMC CMO, Ser 2015-4494, Cl AI, IO
1.558%, 11/15/2038 (C)	502	23
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	198	191
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
6.714%, VAR ICE LIBOR USD 1 Month+4.650%, 10/25/2028	340	393
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA4, Cl M2
3.364%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2029	250	253
FHLMC TBA
5.000%, 09/15/2033	100	106
3.000%, 09/15/2043	200	193
FNMA
5.000%, 10/01/2033 to 12/01/2047	2,384	2,550
4.500%, 07/01/2033 to 11/01/2047	3,564	3,708
4.000%, 04/01/2036 to 08/01/2056	2,394	2,459

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.500%, 10/01/2037 to 03/01/2057	$3,738	$3,743
3.000%, 04/01/2043 to 02/01/2047	1,294	1,260
2.810%, 04/01/2025	40	39
FNMA CMO, Ser 2015-55, Cl IO, IO
1.269%, 08/25/2055 (C)	325	15
FNMA CMO, Ser 2015-56, Cl AS, IO
4.086%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	288	55
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
6.314%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	50	57
FNMA TBA
5.000%, 09/01/2037 to 10/01/2038	300	317
4.500%, 10/15/2042	300	311
4.000%, 09/14/2039	450	458
3.500%, 09/01/2040	2,400	2,426
3.000%, 09/13/2042	850	823
GNMA
5.000%, 12/20/2047 to 07/20/2048	896	943
4.000%, 08/15/2045 to 08/20/2047	809	832
3.500%, 01/20/2047 to 10/20/2047	381	384
3.000%, 09/20/2047 to 11/20/2047	669	655
GNMA CMO, Ser 2007-51, Cl SG, IO
4.503%, VAR LIBOR USD 1 Month+6.580%, 08/20/2037	16	2
GNMA CMO, Ser 2012-34, Cl SA, IO
3.964%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	170	23
GNMA CMO, Ser 2012-43, Cl SN, IO
4.528%, VAR LIBOR USD 1 Month+6.600%, 04/16/2042	150	29
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.743%, VAR ICE LIBOR USD 1 Month+0.000%, 10/20/2062	117	6
GNMA CMO, Ser 2014-118, Cl HS, IO
4.114%, VAR LIBOR USD 1 Month+6.200%, 08/20/2044	312	55
GNMA CMO, Ser 2015-30, Cl IO, IO
1.025%, 07/16/2056 (C)	1,222	79
GNMA TBA
5.000%, 09/01/2033 to 10/01/2033	200	210
4.500%, 09/15/2039 to 10/15/2039	1,980	2,057
4.000%, 09/01/2039	1,500	1,536
3.000%, 09/01/2042	800	783
GNMA, Ser 108, Cl A
3.250%, 05/16/2059 (C)	50	49
GS Mortgage Securities II, Ser GS8, Cl A4
3.469%, 11/10/2050	60	59
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	134	114

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (A)	$474	$485
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (A)	200	208
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	437	439
GS Mortgage Securities Trust, Ser 2017-485L, Cl A
3.721%, 02/10/2027 (A)	100	99
GS Mortgage Securities Trust, Ser 2018-CHILL, Cl A
2.822%, VAR LIBOR USD 1 Month+0.750%, 02/15/2037 (A)	250	250
Impac CMB Trust, Ser 2005-4, Cl 1M1
2.709%, VAR ICE LIBOR USD 1 Month+0.645%, 05/25/2035	73	69
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
3.164%, VAR ICE LIBOR USD 1 Month+1.100%, 08/25/2036	190	184
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl C
4.512%, 02/15/2027 (C)	110	111
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.914%, 10/15/2050 (C)	1,475	91
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	195	197
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-CIBX, Cl A4
3.483%, 06/15/2045	450	453
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 10/25/2040 (A)(C)	252	250
JPMorgan Mortgage Trust, Ser 2016-4, Cl A5
3.500%, 10/25/2046 (A)(C)	96	95
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.137%, 06/15/2025 (C)	100	101
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 01/15/2026	283	283
Morgan Stanley Capital I Trust, Ser 2007- IQ16, Cl AJ
6.167%, 12/12/2049 (C)	202	153
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(C)	110	107
Reperforming Loan REMIC Trust, Ser 2005- R2, Cl 2A3
8.000%, 06/25/2035 (A)	96	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Rosslyn Portfolio Trust, Ser 2017-R17, Cl A
3.022%, VAR LIBOR USD 1
Month+0.950%, 06/15/2033 (A)	$100	$100
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(C)	321	320
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/2047 (A)(C)	181	180
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(C)	188	187
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl A3
3.400%, 05/10/2045	630	632
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/2048	180	180
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A5
3.872%, 05/15/2048 (C)	270	271
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(C)	359	374
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A2
2.921%, 02/15/2046	113	113
WFRBS Commercial Mortgage Trust, Ser 2013-UBSS1, Cl A2
2.927%, 03/15/2046	199	199

Total Mortgage-Backed Securities (Cost $45,079) ($ Thousands)		44,141

U.S. TREASURY OBLIGATIONS — 25.9%
U.S Treasury Bills (B)
2.107%, 01/17/2019	1,440	1,428
2.091%, 11/29/2018	730	726
2.056%, 11/15/2018	1,010	1,006
U.S. Treasury Bonds
4.500%, 02/15/2036	1,000	1,219
4.500%, 05/15/2038	2,093	2,583
3.750%, 11/15/2043	2,570	2,907
3.125%, 05/15/2048	210	215
3.000%, 05/15/2047	1,350	1,348
3.000%, 02/15/2048	441	440
2.875%, 08/15/2045	550	536
2.750%, 08/15/2047	880	836
2.750%, 11/15/2047	1,997	1,896
2.500%, 02/15/2045	300	272
2.500%, 05/15/2046	2,123	1,919
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	216	240
0.750%, 02/15/2042	45	43

16	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.375%, 07/15/2023	$303	$299
U.S. Treasury Notes
3.625%, 02/15/2020	2,060	2,090
2.875%, 05/15/2028	1	1
2.750%, 05/31/2023	1,913	1,914
2.750%, 02/15/2028	956	947
2.625%, 07/31/2020	30	30
2.625%, 05/15/2021	582	581
2.375%, 01/31/2023	2,339	2,304
2.250%, 11/15/2024	430	417
2.250%, 11/15/2027	1,160	1,104
2.000%, 05/31/2024	70	67
2.000%, 06/30/2024	4,860	4,658
2.000%, 02/15/2025	2,040	1,944
1.500%, 02/28/2019	4,300	4,284
1.375%, 05/31/2020	2,199	2,153
0.750%, 08/15/2019	642	632

Total U.S. Treasury Obligations (Cost $41,203) ($ Thousands)		41,039

ASSET-BACKED SECURITIES — 10.8%
Asset-Backed Securities — 10.8%
AccessLex Institute, Ser 2007-1, Cl A4
2.420%, VAR ICE LIBOR USD 3 Month+0.060%, 01/25/2023	83	81
Airspeed, Ser 2007-1A, Cl G1
2.333%, VAR LIBOR USD 1 Month+0.270%, 04/15/2024 (A)	220	205
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
2.564%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	250	251
Applebee’s Funding, Ser 2014-1, Cl A2
4.277%, 09/05/2044 (A)	99	99
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	162
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl A
2.743%, VAR LIBOR USD 1 Month+0.671%, 03/15/2037 (A)	190	190
CCG Receivable Trust, Ser 2017-1, Cl A2
1.840%, 11/14/2023 (A)	227	226
CCG Receivables Trust, Ser 2018-1, Cl A2
2.500%, 06/16/2025 (A)	719	715
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
3.564%, VAR ICE LIBOR USD 1 Month+1.500%, 02/25/2023 (A)	120	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust,
Ser 2017-A2, Cl A2 1.740%, 01/19/2021	$312	$311
Citigroup Commercial Mortgage Trust,
Ser 2018-B2, Cl A4 4.009%, 03/01/2051	180	185
Cold Storage Trust, Ser 2017-ICE3, Cl A
3.072%, VAR LIBOR USD 1 Month+1.000%, 04/15/2024 (A)	130	130
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048 (C)	90	92
COMM Mortgage Trust, Ser 2018-COR3, Cl A3
4.228%, 05/10/2051	382	397
Conseco Finance, Ser 1997-7, Cl M1
7.030%, 07/15/2028 (C)	202	201
Countrywide Asset-Backed Certificates, Ser 2007-10, Cl 1A1
2.244%, VAR ICE LIBOR USD 1 Month+0.180%, 06/25/2047	324	308
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(C)	689	673
CSMC, Ser 2017-TIME, Cl A
3.646%, 11/13/2039 (A)	100	98
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (A)	251	247
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
3.610%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (A)	224	225
Domino’s Pizza Master Issuer, Ser 2018-1A,Cl A2I
4.116%, 07/25/2048 (A)	150	150
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (A)	77	77
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (A)(C)	241	237
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
2.224%, VAR ICE LIBOR USD 1 Month+0.160%, 11/25/2036	261	254
FNMA Connecticut Avenue Securities, Ser 2018-C05, Cl 1M2
4.432%, VAR ICE LIBOR USD 1 Month+2.350%, 01/25/2031	250	254
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A1
1.980%, 01/15/2022	825	815
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
3.281%, 06/09/2021	190	190

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
4.481%, 06/09/2021	$190	$190
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	183	180
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 04/25/2048 (A)(C)	290	285
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(C)	146	144
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(C)	491	481
JPMorgan Mortgage Trust, Ser 2018-6, Cl 1A4
3.500%, 12/25/2048 (A)(C)	476	473
Lone Star Portfolio Trust, Ser 2015-LSP, Cl E
7.672%, VAR LIBOR USD 1
Month+5.600%, 09/15/2028 (A)	137	137
Morgan Stanley ABS Capital I Trust, Ser 2004-NC1, Cl M1
3.114%, VAR ICE LIBOR USD 1
Month+1.050%, 12/27/2033	143	143
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl M1
4.064%, VAR ICE LIBOR USD 1
Month+2.000%, 07/25/2037	190	160
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
3.980%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/2024	85	87
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/2018 (A)	293	293
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (A)	159	159
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/2023 (A)	354	352
Option One Mortgage Loan Trust, Ser 2005-2, Cl M1
2.724%, VAR ICE LIBOR USD 1
Month+0.660%, 05/25/2035	187	187
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A4
5.860%, 01/25/2037	150	149
RAMP Trust, Ser 2006-RZ3, Cl M1
2.414%, VAR ICE LIBOR USD 1
Month+0.350%, 08/25/2036	470	464
SBA Small Business Investment, Ser 2018-10A, Cl 1
3.187%, 03/10/2028	190	189

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust, Ser 2005-A, Cl A4
2.435%, VAR ICE LIBOR USD 3
Month+0.310%, 12/15/2038	$160	$156
SLM Student Loan Trust, Ser 2006-10, Cl A6
2.485%, VAR ICE LIBOR USD 3
Month+0.150%, 03/25/2044	570	556
SLM Student Loan Trust, Ser 2008-5, Cl A4
4.060%, VAR ICE LIBOR USD 3
Month+1.700%, 07/25/2023	72	73
SLM Student Loan Trust, Ser 2008-6, Cl A4
3.435%, VAR ICE LIBOR USD 3
Month+1.100%, 07/25/2023	90	90
Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	119	123
Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	205	207
Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	848	854
Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	764	767
Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	206	203
Store Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/2045 (A)	330	325
United States Small Business Administration, Ser 2017-20I, Cl 1
2.590%, 09/01/2037	594	565
United States Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	296	288
United States Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	466	461
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	299	302
Verizon Owner Trust, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	251	250
Verizon Owner Trust, Ser 2017-2A, Cl A
1.920%, 12/20/2021 (A)	305	301
Verizon Owner Trust, Ser 2017-3A, Cl A1A
2.060%, 04/20/2022 (A)	325	320

18	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Volvo Financial Equipment LLC, Ser 2017-1A, Cl A3
1.920%, 03/15/2021 (A)	$251	$249

Total Asset-Backed Securities (Cost $17,032) ($ Thousands)		17,059

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%(B)
FHLB
2.125%, 02/11/2020	30	30
FHLB DN
2.112%, 12/05/2018 (B)	320	318
2.009%, 11/01/2018 (B)	130	130
1.970%, 10/15/2018 (B)	320	319
1.922%, 09/10/2018 (B)	400	400
FHLMC
6.000%, 03/01/2035	416	461
3.000%, 02/01/2038	97	95
3.000%, 04/01/2038	97	95
3.000%, 11/01/2043	289	281
3.000%, 07/01/2045	444	432
3.000%, 10/01/2046	350	340
FNMA
4.500%, 10/15/2033	1,400	1,454
4.500%, 05/01/2047	82	85
4.500%, 09/01/2057	97	101
4.000%, 02/01/2047	533	544
4.000%, 02/01/2056	84	86
4.000%, 06/01/2057	94	96
3.000%, 12/01/2037	95	93

Total U.S. Government Agency Obligations (Cost $5,358) ($ Thousands)		5,360

LOAN PARTICIPATIONS — 1.8%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan
4.326%, VAR LIBOR+0.023%, 02/16/2024	35	35
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 1st Lien
4.326%, VAR LIBOR+0.023%, 02/16/2024	8	8
ABC Supply, Term Loan B-3
4.076%, 10/31/2023	74	74
Air Medical Group Holdings, 2018 Term Loan
5.321%, 04/28/2022	70	68

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1st Lien
4.450%, VAR LIBOR+0.045%, 04/06/2024	$25	$25
4.320%, VAR LIBOR+0.045%, 04/06/2024	24	24
Aramark, Term Loan B-3
4.084%, 03/11/2025	83	83
Avalon, 1st Lien
4.077%, 01/15/2025	69	69
Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien
4.321%, VAR LIBOR+0.075%, 01/02/2025	83	82
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.186%, VAR LIBOR+0.050%, 10/01/2022	63	63
Brickman Group/Brightview Landscapes, 1st Lien
4.625%, 08/08/2025	20	20
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien
4.826%, VAR LIBOR+0.043%, 12/23/2024	58	58
CBS Radio Inc. Term Loan B (2017)
4.816%, VAR LIBOR+0.038%, 11/18/2024	89	88
CenturyLink, Inc., Initial Term B Loan, 1st Lien
4.826%, 01/31/2025	15	15
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
4.826%, VAR LIBOR+0.053%, 03/01/2024	57	57
Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien
4.080%, VAR LIBOR+0.090%, 04/30/2025	38	38
CityCenter Holdings, LLC , Term B Loan, 1st Lien
4.326%, VAR LIBOR+0.030%, 04/18/2024	8	8
Dell International L.L.C. (EMC Corporation), Refinancing Term B Loan
4.080%, 09/07/2023	59	59
First Data Corporation, 2024A New Dollar Term Loan
4.066%, VAR LIBOR+0.060%, 04/26/2024	59	59

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Four Seasons, 1st Lien
4.076%, 11/30/2023	$60	$60
Golden Nugget, Inc., Initial B Term Loan, 1st Lien
4.826%, VAR LIBOR+0.070%, 10/04/2023	22	22
4.817%, VAR LIBOR+0.070%, 10/04/2023	40	40
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 1st Lien
3.815%, VAR LIBOR+0.025%, 10/25/2023	78	78
Jaguar Holding, Inital Term Loan
4.576%, 08/18/2022	62	62
Level 3 Financing, Inc., Tranche B 2024 Term Loan
4.317%, VAR LIBOR+0.030%, 02/22/2024	76	76
MA Financeco., LLC, Tranche B-3 Term Loan
4.576%, 06/21/2024	1	1
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
4.076%, VAR US LIBOR+0.038%, 03/21/2025	83	83
Michaels Stores, Inc., 2018 New Replacement Term B Loan
4.575%, 01/30/2023	43	42
4.566%, 01/30/2023	4	4
4.564%, 01/30/2023	24	24
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.084%, VAR LIBOR+0.088%, 06/07/2023	61	60
Numericable U.S. LLC, USD TLB-[12] Term Loan
5.751%, VAR LIBOR+0.038%, 01/31/2026	60	58
ON Semiconductor, 2018 New Replacement Term B-3 Loan
3.826%, 03/31/2023	26	26
Parexel International Corporation, Initial Term Loan, 1st Lien
4.826%, VAR LIBOR+0.023%, 09/27/2024	17	18
Party City Holdings Inc., 2018 Replacement Term Loan
5.280%, 08/19/2022	2	2
4.830%, 08/19/2022	11	11
Party City Holdings, Inc., 2018 Replacement Term Loan
4.830%, 08/19/2022	1	1

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Post Holdings, Inc., Series A Incremental Term Loan
4.070%, VAR LIBOR+0.058%, 05/24/2024	$93	$93
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) , 2016-2 Refinancing Term B-1 Loan
4.826%, VAR LIBOR+0.053%, 05/02/2022	69	70
Quikrete Holdings, Inc., Initial Loan
4.826%, VAR Euribor+0.063%, 11/15/2023	71	71
Realogy Group, 1st Lien
4.317%, 02/08/2025	70	70
Reynolds Group Holdings Inc., Incremental U.S. Term Loan
4.826%, VAR LIBOR+0.040%, 02/05/2023	82	82
RPI Finance Trust, Initial Term Loan B-6
4.334%, VAR Prime Rate by
Country+0.025%, 03/27/2023	48	48
Scientific Games International, Inc., Initial Term B-5 Loan
4.826%, VAR LIBOR+0.055%, 08/14/2024	84	84
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
4.576%, VAR LIBOR+0.080%, 06/21/2024	10	10
Sinclair Television, 1st Lien
0.000%, 12/12/2024 (D)	30	30
Sprint Communications, Inc., Initial Term Loan, 1st Lien
4.625%, VAR LIBOR+0.065%, 02/02/2024	19	19
Station Casinos LLC, Term B Facility Loan, 1st Lien
4.580%, VAR LIBOR+0.075%, 06/08/2023	13	13
The Servicemaster Company, 1st Lien
4.576%, 11/08/2023	17	17
Trans Union LLC, 2017 Replacement Term B-3 Loan
4.076%, 04/10/2023	92	92
Unitymedia Finance LLC, Facility D Loan, 1st Lien
4.313%, VAR LIBOR+0.085%, 01/15/2026	70	70
Unitymedia, Term Loan B (2017)
4.313%, VAR LIBOR+0.085%, 09/30/2025	13	13

20	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Univision Communications Inc., 2017 Replacement Repriced First-Lien Term Loan
4.826%, 03/15/2024	$104	$100
UPC Financing Partnership, Facility AR, 1st Lien
4.563%, 01/15/2026	67	67
VICI Properties 1 LLC, Term B Loan, 1st Lien
4.067%, 12/20/2024	78	78
Virgin Media Bristol LLC, K Facility, 1st Lien
4.563%, VAR LIBOR+0.085%, 01/15/2026	35	35
Western Digital
3.816%, 04/29/2023	43	43
Wyndham Hotels & Resorts, 1st Lien
3.826%, 05/30/2025	10	10
XPO Logistics, Inc., Refinancing Term Loan (2018)
4.065%, VAR LIBOR+0.053%, 02/24/2025	62	62
Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien
4.563%, VAR LIBOR+0.038%, 04/15/2025	100	99

Total Loan Participations (Cost $2,898) ($ Thousands)		2,877

SOVEREIGN DEBT — 1.5%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (A)	200	193
Argentine Republic Government International Bond
6.875%, 01/11/2048	160	112
5.625%, 01/26/2022	210	177
Brazilian Government International Bond
5.625%, 01/07/2041	120	104
4.625%, 01/13/2028	290	257
Colombia Government International Bond
5.625%, 02/26/2044	200	217
Egypt Government International Bond
5.577%, 02/21/2023 (A)	200	193
Indonesia Government International Bond
4.350%, 01/11/2048	400	373
3.750%, 04/25/2022	200	199
Mexico Government International Bond
4.600%, 02/10/2048	230	215
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (A)	200	186
Peruvian Government International Bond
6.550%, 03/14/2037	10	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
5.625%, 11/18/2050	$40	$48
Poland Government International Bond
4.000%, 01/22/2024	110	112
Russian Foreign Bond-Eurobond
7.500%, 03/31/2030	71	78

Total Sovereign Debt (Cost $2,626) ($ Thousands)		2,476

MUNICIPAL BONDS — 1.0%

California — 0.3%
State of California, GO
7.500%, 04/01/2034	280	393

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	100	99

Illinois — 0.2%
Metropolitan Water Reclamation District of Greater Chicago, GO
5.720%, 12/01/2038	310	380

New Jersey — 0.2%
New Jersey State, Economic Development Authority, Ser YY, RB
4.197%, 06/15/2019	350	353

New York — 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	320

Total Municipal Bonds (Cost $1,550) ($ Thousands)		1,545

COMMERCIAL PAPER — 0.4%
JPMorgan 2.313%, 09/27/2018 (B)	640	639

Total Commercial Paper (Cost $639) ($ Thousands)		639

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Catholic Values Fixed Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Government Fund, Cl F
1.750%**†	5,202,661	$5,203

(Cost $5,203) ($ Thousands)		5,203

Total Investments in Securities — 106.9% (Cost $171,284) ($ Thousands)		$169,266

Description	Contracts		Market Value ($Thousands)

PURCHASED OPTIONS* — 0.0%
Total Purchased Options (E) (Cost $38) ($ Thousands)	1,710,038	$	22

WRITTEN OPTIONS* — 0.0%
Total Written Options (E) (Premiums Received $21) ($ Thousands)	(1,145,253)	$	(11)

A list of the exchange traded options held by the Fund at August 31, 2018, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)^	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Call Options
October 2018, U.S. Bond Future Option*	19	$18	$145.00	09/22/18	$10
October 2018, U.S. Bond Future Option*	19	7	147.00	09/22/18	3

Total Purchased Options		$25			$13

WRITTEN OPTION — 0.0%

Call Options
November 2018, U.S. Bond Future Option*	(19)	(10)	148.00	10/20/18	(6)

Total Written Option		$(10)			$(6)

^	Represents cost.

A list of the over-the-counter options held by the Fund at August 31, 2018, is as follows:

Description	Counterparty	Number of Contracts	Notional Amount (Thousands)^	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%

Put Options
OTC USD PUT/CAD CAL 1.291*	Citigroup	780,000	$5	$1.29	10/20/18	$4
OTC USD PUT/CAD CALL 1.28*	Citigroup	930,000	7	1.28	10/20/18	5

Total Purchased Option			12			$9

WRITTEN OPTIONS — 0.0%

Put Options
OTC USD PUT/BRL CALL 3.75*	Citigroup	(400,000)	(5)	3.75	11/17/18	(4)
OTC USD PUT/KRW CALL 1,084*	Citigroup	(745,234)	(6)	1,084.00	09/22/18	(1)

Total Written Option			(11)			$(5)

^	Represents cost.

22	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

A list of the open futures contracts held by the Fund at August 31, 2018, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	(4)	Sep-2018	$(984)	$(976)	$8
90-Day Euro$	(15)	Dec-2018	(3,684)	(3,652)	32
90-Day Euro$	47	Dec-2019	11,431	11,403	(28)
90-Day Euro$	(16)	Mar-2019	(3,910)	(3,890)	20
90-Day Euro$	5	Mar-2021	1,218	1,214	(4)
U.S. 2-Year Treasury Note	44	Dec-2018	9,307	9,300	(7)
U.S. 5-Year Treasury Note	(6)	Dec-2018	(680)	(680)	—
U.S. 10-Year Treasury Note	9	Dec-2018	1,084	1,082	(2)
U.S. Long Treasury Bond	(13)	Dec-2018	(1,877)	(1,875)	2
U.S. Ultra Long Treasury Bond	12	Dec-2018	1,920	1,912	(8)
Ultra 10-Year U.S. Treasury Note	(16)	Dec-2018	(2,053)	(2,049)	4

			$11,772	$11,789	$17

A list of the open forward foreign currency contracts held by the Fund at August 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	09/28/18	USD	174	TWD	5,330	$—
Citigroup	10/17/18	USD	525	INR	36,380	(14)
Citigroup	10/18/18	USD	1	CNH	7	—
Citigroup	10/18/18	USD	176	ZAR	2,370	(15)
Citigroup	10/18/18	USD	196	GBP	148	(4)
Citigroup	10/18/18	USD	273	EUR	232	(2)
Citigroup	10/18/18	USD	415	IDR	6,068,320	(14)
Citigroup	10/18/18	AUD	500	USD	373	11
Citigroup	10/18/18 - 11/23/18	USD	601	BRL	2,378	(27)
Citigroup	10/18/18	USD	934	RUB	58,693	(67)
Citigroup	10/18/18	USD	987	JPY	109,766	6
Citigroup	10/18/18	EUR	692	USD	814	6
Citigroup	10/18/18	EUR	596	USD	678	(18)
Citigroup	10/18/18	USD	1,089	CAD	1,427	7
Citigroup	10/18/18	USD	1,394	CAD	1,811	(4)
Citigroup	10/18/18	CNY	2,862	USD	425	6
Citigroup	10/18/18	TWD	5,330	USD	175	1
Citigroup	10/18/18	PHP	32,016	USD	592	(3)
Citigroup	10/18/18	KRW	660,871	USD	592	(1)

						$(132)

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2018

Catholic Values Fixed Income Fund (Concluded)

A list of open centrally cleared swap agreements held by the Fund at August 31, 2018, is as follows:

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.NA.IG.30	Sell	1.00%	Quarterly	06/20/2023	(4,240)	$74	$73	$1

						$74	$73	$1

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3M USD LIBOR	2.85%	Semi-Annual	08/31/2022	USD	4,634	$(4)	$(18)	$14
3M USD LIBOR	3M USD FEDL01	Quarterly	09/19/2023	USD	9,223	20	—	20
2.95%	3-MONTH USD - LIBOR	Quarterly	11/15/2043	USD	379	4	(2)	6

						$20	$(20)	$40

For the period ended August 31, 2018, the total amount of all swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

24	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

Percentages are based on Net Assets of $158,315 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of August 31, 2018.
†	Investment in Affiliated Security (see Note 2).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2018, the value of these securities amounted to $21,912 ($ Thousands), representing 13.84% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Unsettled bank loan. Interest rate not available.
(E)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

AUD — Australian Dollar

BRL — Brazilian Real

Cl — Class

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

TWD — Taiwan Dollar

ULC — Unlimited Liability Company

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the inputs used as of August 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$48,927	$—	$48,927
Mortgage-Backed Securities	—	44,141	—	44,141
U.S. Treasury Obligations	—	41,039	—	41,039
Asset-Backed Securities	—	17,059	—	17,059
U.S. Government Agency
Obligations	—	5,360	—	5,360
Loan Participations	—	2,877	—	2,877
Sovereign Debt	—	2,476	—	2,476
Municipal Bonds	—	1,545	—	1,545
Commercial Paper	—	639	—	639
Cash Equivalent	5,203	—	—	5,203

Total Investments in Securities	$5,203	$164,063	$—	$169,266

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(11)	$—	$—	$(11)
Purchased Options	22	—	—	22
Futures Contracts *
Unrealized Appreciation	66	—	—	66
Unrealized Depreciation	(49)	—	—	(49)
Forwards Contracts *
Unrealized Appreciation	—	37	—	37
Unrealized Depreciation	—	(169)	—	(169)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	1	—	1
Interest Rate Swaps *
Unrealized Appreciation	—	40	—	40

Total Other Financial Instruments	$28	$(91)	$—	$(63)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended August 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended August 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended August 31, 2018, there were no Level 3 securities.

The following is a summary of the Fund’s transactions with affiliates for the year ended August 31, 2018 ($ Thousands):

Security Description	Value 2/28/18	Purchases at Cost	Proceeds from Sales	Value 8/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$8,683	$39,475	$(42,955)	$5,203	$43

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	25

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) ($ THOUSANDS)

August 31, 2018

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund

Assets:
Investments, at value†	$258,088		$164,063
Affiliated investments, at value††	11,931		5,203
Cash and cash equivalent	4,387		—
Cash collateral on futures	151		74
Cash collateral on swap contracts	—		141
Foreign currency, at value†††	110		1
Receivable for fund shares sold	1		1
Receivable for investment securities sold	163		1,853
Dividends and Interest receivable	398		909
Unrealized appreciation on forward foreign currency contracts	—		37
Options purchased, at value††††	—		22
Receivable for variation margin	1		13
Prepaid expenses	30		16
Total Assets	275,260		172,333
Liabilities:
Payable for investment securities purchased	—		13,687
Income distribution payable	—		2
Options written, at value#	—		11
Payable to custodian	—		6
Payable for variation margin	—		6
Investment advisory fees payable	94		39
Administration fees payable	62		21
Shareholder servicing fees payable, Class F	18		10
Unrealized depreciation on foreign currency spot contracts	—		17
Unrealized depreciation on forward foreign currency contracts	—		169
Trustees fees payable	2		1
Chief Compliance Officer fees payable	1		1
Accrued expense payable	48		48
Total Liabilities	225		14,018
Net Assets	$275,035		$158,315
†Cost of investments	$206,468		$166,082
††Cost of affiliated investments	11,931		5,203
†††Cost of foreign currency	110		—
††††Cost of purchased options	—		38
# Premiums received on written options	—		21
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$213,965		$161,722
Undistributed (distributions in excess of) net investment income	2,168		(83)
Accumulated net realized gain (loss) on investments, securities sold short, option contracts, futures, swap contracts and foreign currency	7,130		(1,211)
Net unrealized appreciation (depreciation) on investments and securities sold short	51,620		(2,019)
Net unrealized (depreciation) on options	—		(6)
Net unrealized appreciation on futures contracts	151		17
Net unrealized appreciation on swap contracts	—		41
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	1		(146)
Net Assets	$275,035		$158,315
Net Asset Value, Offering and Redemption Price Per Share — Class F	$13.13		$9.76
	($235,496,757 ÷		($121,559,529 ÷
	17,940,246 shares	)	12,459,589 shares )
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$13.11		$9.77
	($39,538,563 ÷		($36,755,477 ÷
	3,015,246 shares	)	3,762,780 shares )

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

STATEMENTS OF OPERATIONS (UNAUDITED) ($ THOUSANDS)

For the six-month period ended August 31, 2018 (Unaudited)

	Catholic Values Equity Fund	Catholic Values Fixed Income Fund

Investment Income:
Dividends	$3,006	$—
Dividends from Affiliated Registered Investment Company(1)	65	43
Interest Income	32	2,465
Less: Foreign Taxes Withheld	(144)	(2)
Total Investment Income	2,959	2,506
Expenses:
Investment Advisory Fees	794	269
Administration Fees	397	154
Shareholder Servicing Fees, Class F Shares	286	148
Registration Fees	38	22
Professional Fees	30	17
Printing Fees	16	9
Custodian/Wire Agent Fees	10	22
Trustees’ Fees	2	1
Chief Compliance Officer Fees	—	—
Other Expenses	24	53
Total Expenses	1,597	695
Less:
Waiver of investment advisory fees	(255)	(46)
Waiver of shareholder servicing fees, Class F Shares	(172)	(89)
Waiver of administration fees	(45)	(28)
Net Expenses	1,125	532
Net Investment Income	1,834	1,974
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	3,682	(244)
Futures Contracts	(10)	53
Foreign Currency Transactions	(4)	8
Purchased and Written Options	—	11
Swap Contracts	—	151
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,796	(202)
Futures Contracts	151	(17)
Purchased and Written Options	—	(42)
Swap Contracts	—	(63)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	1	(114)
Net Increase in Net Assets Resulting from Operations	$12,450	$1,515

(1)	See Note 5 in the Notes to the Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	27

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the six-month period ended August 31, 2018 (Unaudited) and the year end February 28, 2018

	Catholic Values Equity Fund		Catholic Values Fixed Income Fund

	8/31/2018	2/28/2018	8/31/2018	2/28/2018
Operations:
Net Investment Income	$1,834	$2,141	$1,974	$2,577
Net Realized Gain (Loss) on Investments, Futures Contracts, Options and Swap Contracts	3,672	16,959	(29)	(30)
Net Realized Gain (Loss) on Foreign Currency Transactions	(4)	13	8	(12)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold
Short, Futures Contracts, Options and Swap Contracts	6,947	19,061	(324)	(1,826)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	1	(1)	(114)	(11)
Net Increase in Net Assets Resulting from Operations	12,450	38,173	1,515	698
Dividends and Distributions to Shareholders:
Net Investment Income:
Class F	—	(1,620)	(1,593)	(2,688)
Class Y	—	(156)	(485)	(159)
Total Dividends and Distributions	—	(1,776)	(2,078)	(2,847)
Capital Share Transactions:
Class F:
Proceeds from Shares Issued	6,107	26,795	6,715	22,755
Reinvestment of Dividends & Distributions	—	1,620	1,588	2,679
Cost of Shares Redeemed	(6,529)	(23,901)	(2,429)	(19,166)
Net Increase (Decrease) in Net Assets from Class F Transactions	(422)	4,514	5,874	6,268
Class Y:
Proceeds from Shares Issued	7,800	22,399	7,060	34,495
Reinvestment of Dividends & Distributions	—	156	484	159
Cost of Shares Redeemed	(4,480)	(1,203)	(5,854)	(93)
Net Increase in Net Assets from Class Y Transactions	3,320	21,352	1,690	34,561
Net Increase in Net Assets Derived from Capital Share Transactions	2,898	25,866	7,564	40,829
Net Increase in Net Assets	15,348	62,263	7,001	38,680
NET ASSETS:
Beginning of Period	259,687	197,424	151,314	112,635
End of Period	$275,035	$259,687	$158,315	$151,315
Undistributed (Distributions in Excess of) Net Investment Income	$2,168	$334	$(83)	$21
Capital Share Transactions:
Class F:
Shares Issued	480	2,363	689	2,275
Shares Issued in Lieu of Dividends & Distributions	—	131	163	268
Shares Redeemed	(514)	(2,040)	(249)	(1,910)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(34)	454	603	633
Capital Share Transactions:
Class Y:
Shares Issued	614	1,763	723	3,464
Shares Issued in Lieu of Dividends & Distributions	—	13	49	16
Shares Redeemed	(361)	(100)	(598)	(9)
Net Increase in Shares Outstanding from Share Transactions	253	1,676	174	3,471

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

FINANCIAL HIGHLIGHTS

For the six-month period ended August 31, 2018 (Unaudited) and the year or period ended February 28,

For a share outstanding throughout the year or period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Catholic Values Equity Fund
Class F
2018@	$12.53	$0.09	$0.51	$0.60	$—	$—	$—	$13.13	4.79%	$235,497	0.86%	1.24%	1.37%	23%
2018	10.61	0.11	1.90	2.01	(0.09)	—	(0.09)	12.53	18.93	225,146	0.86	1.24	0.94	56
2017	8.57	0.09	2.05	2.14	(0.10)	—	(0.10)	10.61	25.03	185,908	0.86	1.25	0.88	63
2016(2)	10.00	0.08	(1.44)	(1.36)	(0.07)	—	(0.07)	8.57	(13.66)	142,564	0.86	1.32	0.96	84
Class Y
2018@	$12.51	$0.09	$0.51	$0.60	$—	$—	$—	$13.11	4.80%	$39,538	0.76%	0.99%	1.47%	23%
2018	10.60	0.12	1.90	2.02	(0.11)	—	(0.11)	12.51	19.05	34,541	0.76	0.99	1.06	56
2017	8.56	0.10	2.06	2.16	(0.12)	—	(0.12)	10.60	25.28	11,516	0.76	1.00	0.98	63
2016(3)	10.04	0.07	(1.47)	(1.40)	(0.08)	—	(0.08)	8.56	(14.05)	9,308	0.76	1.07	1.01	84
Catholic Values Fixed Income Fund
Class F
2018@	$9.79	$0.12	$(0.02)	$0.10	$(0.13)	$—	$(0.13)	$9.76	1.05%	$121,560	0.71%	0.96%	2.55%	81%
2018	9.93	0.20	(0.11)	0.09	(0.23)	—	(0.23)	9.79	0.87	116,124	0.71	0.96	2.06	194
2017	9.89	0.19	0.11	0.30	(0.23)	(0.03)	(0.26)	9.93	3.11	111,465	0.71	1.04	1.87	124
2016(2)	10.00	0.14	(0.09)	0.05	(0.16)	—	(0.16)	9.89	0.54	86,406	0.71	1.09	1.77	216
Class Y
2018@	$9.81	$0.13	$(0.03)	$0.10	$(0.14)	$—	$(0.14)	$9.77	0.99%	$36,755	0.61%	0.71%	2.65%	81%
2018	9.94	0.23	(0.12)	0.11	(0.24)	—	(0.24)	9.81	1.07	35,191	0.61	0.74	2.35	194
2017	9.89	0.20	0.15	0.35	(0.24)	(0.03)	(0.27)	9.94	3.32	1,170	0.61	0.79	1.97	124
2016(3)	9.95	0.14	(0.04)	0.10	(0.16)	—	(0.16)	9.89	1.00	1,185	0.61	0.84	1.97	216

@	For the six-month period ended August 31, 2018. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	Commenced operations on April 30, 2015. All ratios for the period have been annualized.
(3)	Commenced operations on May 31, 2015. All ratios for the period have been annualized.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2018

1. ORGANIZATION

SEI Catholic Values Trust (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 8, 2014.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with two operational Funds: Catholic Values Equity Fund (“Equity Fund”) and Catholic Values Fixed Income Fund (“Fixed Income Fund”) (each a “Fund,” collectively, the “Funds”), both of which are diversified Funds. The Trust is registered to offer: Class F (Formerly Class A shares) and Class Y shares of the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

In addition to its objective and strategies, each of the Funds makes investment decisions consistent with Catholic values on a range of social and moral concerns that may include: protecting human life; promoting human dignity; reducing arms production; pursuing economic justice; protecting the environment, and encouraging corporate responsibility. Potential investments for the Funds are first selected for financial soundness and then evaluated according to the Funds’ social criteria. The Adviser has engaged an independent compliance support organization that has identified a list of issuers that do not align with Catholic values. The Funds will not invest in issuers identified through this process. The Adviser reserves the right to modify the criteria from time to time to maintain alignment with evolving Catholic social and moral positions.

2. SIGNIFICANT POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as

otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost

30	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“Centrally Cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, monitors the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, notifies the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2018

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The Equity Fund and Fixed Income Fund, which may hold international securities, use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

The valuation techniques used by the Funds to measure fair value during the period ended August 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended August 31, 2018, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the

32	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are market-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statement of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the future contracts.

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of August 31, 2018, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Inflation-Indexed Bonds — Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2018

guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Options Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. In connection with option agreement securities may be set aside as collateral by a Fund’s custodian.

The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the period ended August 31, 2018.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open options contracts as of August 31, 2018, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Refer to each Fund’s Schedule of Investments for details regarding securities sold short as of August 31, 2018, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy credit default swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “Basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e.

34	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are “marked-to-market” daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Centrally Cleared swaps are valued at the settlement price established each day by the board on exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“Variation Margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the swap contracts separately on the

Statement of Assets and Liabilities as the Funds do not have a master netting agreement with the counter party to the swap contracts. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, for details regarding open swap agreements as of August 31, 2018, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “Equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2018

anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the period, the Funds may own private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At August 31, 2018, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non- class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Dividends and Distributions to Shareholders — The Equity Fund will distribute its net investment income annually. The Fixed Income Fund declares its net investment income daily and distributes monthly. The Funds make distributions of capital gains, if any, at least annually.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying

36	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of August 31, 2018, the Fixed Income Fund is the seller (“Providing Protection”) on a total notional amount of $4.2 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at balance sheet date are summarized as follows:

FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVERIGN DEBT	ASSET BACKED SECURITIES	CORPORATE DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$74,427	$74,427
Maximum potential amount of future payments	—	—	—	4,240,000	4,240,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$4,240,000	$—	$—	$4,240,000
> than 100	—	—	—	—	—	—
Total	$—	$—	$4,240,000	$—	$—	$4,240,000

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the period. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedule of Investments and the Statement of Operations.

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2018

The fair value of derivative instruments as of August 31, 2018 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives

	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Derivatives not accounted for as hedging instruments:

Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$66	*	Net Assets — Unrealized appreciation on futures contracts	$49	*
	Net Assets — Unrealized appreciation on swap contracts	40	†	Net Assets — Unrealized appreciation on swap contracts	—
	Exchange traded options purchased, at value	13		Exchange traded options written, at value	7
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	37		Unrealized loss on forward foreign currency contracts	169
	Over-the-counter options purchased, at value	9		Over-the-counter options written, at value	4
Credit Contracts	Net Assets — Unrealized appreciation on swap contracts	1		Net Assets — Unrealized appreciation on swap contracts	—	†

Total Derivatives not accounted for as hedging instruments		$166			$229

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2018.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity Fund
Equity Contracts	$—	$(10)	$—	$—	$(10)
Foreign Exchange Contracts	—	—	(4)	—	(4)
Total	$—	$(10)	$(4)	$—	$(14)
Fixed Income Fund
Interest Rates	$18	$53	$—	$—	$71
Foreign exchange contracts	(7)	—	8	—	1
Credit contracts	—	—	—	151	151
Total	$11	$53	$8	$151	$223

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Options	Futures	Forward Currency Contracts	Swaps	Total
Equity Fund
Equity Contracts	$—	$151	$1	$—	$152
Total	$—	$151	$1	$—	$152
Fixed Income Fund
Interest Rates	$(42)	$(17)	$—	$—	$(59)
Foreign exchange contracts	—	—	(114)	—	(114)
Credit contracts	—	—	—	(63)	(63)
Total	$(42)	$(17)	$(114)	$(63)	$(236)

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SIMC serves as each Fund’s investment adviser (the “Adviser”) and

“Manager of Managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative

38	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Fund has adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) under which a shareholder servicing fee of up to 0.25% of the average daily net assets of Class F shares of the Funds will be paid to other service providers. Under the Shareholder Servicing Plan, other service providers may perform, or may compensate other service providers for performing, certain shareholder and administrative services.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/ or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Voluntary Expense Limitation
Equity Fund
Class F	0.60%	0.25%	0.86%
Class Y	0.60%	0.00%	0.76%
Fixed Income Fund
Class F	0.35%	0.25%	0.71%
Class Y	0.35%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Equity Fund	0.300%	0.260%	0.210%	0.1700%	0.120%
Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

Investment Sub-Advisory Agreements — As of August 31, 2018, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

Equity Fund

BlackRock Investment Management, LLC

Brandywine Global Investment Management, LLC

Coho Partners, Ltd.

EAM Investors, LLC

EARNEST Partners, LLC

Parametric Portfolio Associates LLC

Snow Capital Management, L.P.

Fixed Income Fund

Income Research & Management

Western Asset Management Company

Western Asset Management Company Limited

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee, paid by SIMC.

The Administrator and Distributor have voluntarily agreed to waive a portion of their fee for each fund. The following table lists the waivers for the period ended August 31, 2018 ($ Thousands):

	Administration Fee Waiver	Shareholder Servicing Fee Waiver (Class F)
Equity Fund	$45	$172
Fixed Income Fund	28	89

U.S. Bank, N.A. serves as the custodian of the Fixed Income Fund. Brown Brothers Harriman & Co. serves as the custodian of the Equity Fund. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Refer to the Fund’s Schedule of Investments

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

August 31, 2018

for details regarding transactions with affiliates for the year ended August 31, 2018, if applicable.

Payment to Affiliates — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments, during the year ended August 31, 2018, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Equity Fund
Purchases	$—	$57,356	$57,356
Sales	—	58,996	58,996

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Fixed Income Fund
Purchases	105,405	17,720	123,125
Sales	108,394	8,801	117,195

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the year ended February 28, 2018 and year ended February 28, 2017 was as follows:

	Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Equity Fund
2018	$—	$1,776	$—	$1,776
2017	—	1,828	—	1,828
Fixed Income Fund
2018	—	2,847	—	$2,847
2017	—	2,543	—	2,543

As of February 28, 2018, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Catholic Values Equity Fund	$428	$4,678	$—	$—	$—	$43,543	$(31)	$48,618
Catholic Values Fixed Income Fund	275	—	(837)	—	—	(1,975)	(305)	(2,842)

Post October losses represent losses realized on investment transactions from November 1, 2017 through February 28, 2018 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2018 through

February 28, 2018 and specified losses realized on investment transactions from November 1, 2017 through February 28, 2018, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to

40	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
	Loss	Gain (Loss)	Total*
	($ Thousands)	($ Thousands)	($ Thousands)
Fixed Income Fund	$(7))	(830)	(837)
*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended February 28, 2018, the following Funds utilized capital loss carryforward to offset capital gains:

Amount Utilized
($ Thousands)
Equity Fund	$11,837

For Federal income tax purposes, the cost of securities owned at February 28, 2018, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales, QPTP basis, and PFIC MTM, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at August 31, 2018, were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Equity Fund	$218,399	$57,548	$(5,928)	$51,620
Fixed Income Fund	171,284	674	(2,693)	(2,019)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of August 31, 2018, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The market values of the Fixed Income Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Catholic Values Investing Risk — The Funds consider the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”) in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the Guidelines when making investment decisions.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

August 31, 2018

imposition of currency controls or other political developments in the United States or abroad.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2018, SPTC held of record the following:

Equity Fund
Class F	99.31%
Class Y	73.95%
Fixed Income Fund
Class F	99.80%
Class Y	67.50%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

10. REGULATORY MATTERS

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of August 31, 2018.

42	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

August 31, 2018

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2018 through August 31, 2018).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Annualized Expense Ratios	Expenses Paid During Period*
Catholic Values Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,047.90	0.86%	$4.44
Class Y	1,000.00	1,048.00	0.76	3.92
Hypothetical 5% Return
Class F	$1,000.00	$1,020.87	0.86%	$4.38
Class Y	1,000.00	1,021.37	0.76	3.87

	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Annualized Expense Ratios	Expenses Paid During Period*
Catholic Values Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$1,010.50	0.71%	$3.60
Class Y	1,000.00	1,021.63	0.61	3.09
Hypothetical 5% Return
Class F	$1,000.00	$1,009.90	0.71%	$3.62
Class Y	1,000.00	1,022.13	0.61	3.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	43

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

SEI Catholic Values Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the March 27–28, 2018 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at a meeting of the Board held during the course of the Trust’s fiscal year on June 26–27, 2018. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described

44	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board

SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018	45

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (Concluded)

took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

46	SEI Catholic Values Trust / Semi-Annual Report / August 31, 2018

SEI CATHOLIC VALUES TRUST August 31, 2018

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-199 (8/18)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustee (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities

Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for closed-end Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: November 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: November 9, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: November 9, 2018